As filed with the Securities and Exchange Commission on August 29, 1997

                      Registration Nos. 333-25485/811-8532

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. __1__ [X]

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               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street,
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 415-965-8300

                                 Pat Looby, Esq.
                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

   Approximate Date of Proposed Public Offering: On or after August 29, 1997.

It is proposed that this filing will become immediately pursuant to Rule 485(b) under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 33-79482/811-8532) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended November 30, 1996.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 is being filed pursuant to an undertaking to file an executed opinion of tax counsel pursuant to the reorganization contemplated by the
Registration Statement concurrent with or prior to the closing of the reorganization. This Post-Effective Amendment makes no other changes to Form N-14, as filed with the Commission on April 18, 1997, and hereby incorporates herein by reference Part A and Part B from such Registration Statement.

Part C   Other Information.

Item 16  Exhibits.

The following Exhibit is hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

     (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders with respect to the Capital Manager Fund, a portfolio of American Century Manager Funds, in connection with its reorganization into the Strategic Allocation: Conservative Fund, a portfolio of the Registrant, is included herein.

     (16) Power of Attorney dated February  15, 1997, is filed herein.

SIGNATURES


         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed on behalf of the Registrant, in the City of Kansas City, State of Missouri, on the 29th day of August, 1997.


               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                                   Registrant

                                   /s/ Douglas A. Paul
                                   Douglas A. Paul
                                   Vice President and Associate General Counsel

         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                  Title                               Date

*/s/James M. Benham                 Chairman of the Board of Trustees,          August 29, 1997
---------------------------         President, and
James M. Benham                     Chief Executive Officer

*/s/Albert A. Eisenstat             Trustee                                     August 29, 1997
---------------------------
Albert A. Eisenstat

*/s/Ronald J. Gilson                Trustee                                     August 29, 1997
---------------------------
Ronald J. Gilson

*/s/Myron S. Scholes                Trustee                                     August 29, 1997
---------------------------
Myron S. Scholes

*/s/Kenneth E. Scott                Trustee                                     August 29, 1997
---------------------------
Kenneth E. Scott

*/s/Isaac Stein                     Trustee                                     August 29, 1997
---------------------------
Isaac Stein

*/s/James E. Stowers, III           Trustee                                     August 29, 1997
---------------------------
James E. Stowers, III

*/s/Jeanne D. Wohlers               Trustee                                     August 29, 1997
---------------------------
Jeanne D. Wohlers

*/s/Maryanne Roepke                 Chief Financial Officer,                    August 29, 1997
---------------------------                 Treasurer
Maryanne Roepke

* By      /s/Douglas A. Paul
          Douglas A. Paul, Attorney in Fact
          Pursuant to a Power of Attorney dated February 28, 1997